Leases	6 Months Ended
Jun. 30, 2020
Leases
Leases

21.          Leases

The Group leases several office premises.

(i)           Right-of-use assets

(in thousands of Russian Roubles)

	2020	2019
Balance at January 1	279,249	345,051
Additions to right-of-use assets	—	6,390
Modification of right-of use assets	(520)	(249)
Depreciation charge for the period	(37,541)	(37,074)
Translation difference	246	(499)
Balance at June 30	241,434	313,619

(ii)          Lease liabilities

(in thousands of Russian Roubles)

	2020	2019
Balance at January 1	290,618	343,455
New leases	—	6,391
Modification of leases	(520)	(249)
Interest on lease liabilities	13,966	17,207
Payment of interest on lease liabilities	(13,966)	(17,207)
Payment of lease liabilities	(24,394)	(24,740)
Translation difference	281	(513)
Balance at June 30	265,985	324,344
including:
Current portion	70,659	62,174
Non-current portion	195,326	262,170

(iii)        Amounts recognized in the consolidated statement of income and comprehensive income

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30		June 30,
	2020	2019	2020	2019
Interest on lease liabilities	6,776	8,430	13,966	17,207
Depreciation charge on right-of-use assets	18,733	18,620	37,541	37,074
Expenses relating to short-term leases	4,116	4,191	8,411	8,442
Total	29,625	31,241	59,918	62,723

(iv)         Amounts recognized in the consolidated statement of cash flows

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30		June 30,
	2020	2019	2020	2019
Total cash outflow for leases	20,724	21,779	38,360	41,947